Net Loss From Continuing Operations	12 Months Ended
Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
NET LOSS FROM CONTINUING OPERATIONS	NET LOSS FROM CONTINUING OPERATIONS
a.Interest income

	For the Year Ended December 31
	2021	2020	2019
Deposits	$572	$775	$4,060
Repurchase agreements collateralized by bonds	44	101	100
Others	9	13	17
	$625	$889	$4,177
b.Other income

	For the Year Ended December 31
	2021	2020	2019
Income related to government grants	$5,446	$2,861	$1,893
Others	4,065	2,318	1,748
	$9,511	$5,179	$3,641
c.Other gains and losses

	For the Year Ended December 31
	2021	2020	2019
Net foreign exchange (loss) gain	(641)	$(1,160)	$507
(Loss) gain on disposal of property and equipment	(328)	(91)	34
Others	(658)	(295)	(305)
	$(1,627)	$(1,546)	$236
d.Finance costs

	For the Year Ended December 31
	2021	2020	2019
Interest on borrowings	$6,672	$4,713	$2,945
Interest on bonds payable	3,886	4,460	5,496
Interest on lease liabilities	530	581	591
	$11,088	$9,754	$9,032
e.Depreciation and amortization

	For the Year Ended December 31
	2021	2020	2019
Property and equipment	$81,489	$66,605	$47,340
Right-of-use assets	12,287	11,066	9,264
Intangible assets	1,043	896	562
	$94,819	$78,567	$57,166

An analysis of depreciation by function
Cost of revenue	$84,878	$69,197	$48,582
Operating expenses
Selling and marketing expenses	2,863	2,878	2,962
General and administrative expenses	4,606	4,474	4,410
Research and development expenses	1,429	1,122	650
	$93,776	$77,671	$56,604

An analysis of amortization by function
Cost of revenue	$94	$77	$86
Operating expenses
Selling and marketing expenses	158	68	25
General and administrative expenses	280	376	241
Research and development expenses	511	375	210
	$1,043	$896	$562
f.Employee benefits expense

	For the Year Ended December 31
	2021	2020	2019
Short-term benefits	$70,205	$66,913	$66,210
Defined contribution plans	2,982	2,985	2,349
Share-based payments	5,038	—	—
Termination benefits	86	292	119
Total employee benefits expense	$78,311	$70,190	$68,678

An analysis of employee benefits expense by function
Cost of revenue	$24,417	$23,007	$21,164
Operating expenses
Selling and marketing expenses	17,457	17,700	17,119
General and administrative expenses	13,908	11,141	12,231
Research and development expenses	22,529	18,342	18,164
	$78,311	$70,190	$68,678